Summary of Significant Accounting Policies - Schedule of Gains or Losses Foreign Currency Transactions (Details)	Dec. 31, 2025	Dec. 31, 2024
Average rate [Member]
Schedule of Gains or Losses Foreign Currency Transactions [Line Items]
Foreign currency transactions	7.7833	7.8016
Year-end spot rate [Member]
Schedule of Gains or Losses Foreign Currency Transactions [Line Items]
Foreign currency transactions	7.7956	7.7625